Discontinued Operations - Narrative (Details) - Subsequent Event $ in Millions	Jun. 30, 2023 USD ($) transaction	Feb. 01, 2023
Incenter Investments LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of transactions | transaction	2
Consideration received on transaction	$ 17.5
Cash proceeds received from transaction	4.8
Notes receivable from sale	$ 12.7
ANTIC Capital Stock | Incenter
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, percentage of ownership before transaction		100.00%